Channel Short Duration Income Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
CORPORATE BONDS — 92.45%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 88.88%
Ally Financial, Inc., 4.70%, Perpetual (3MO LIBOR + 348bps) $ 850,000 $ 630,693
American Airlines Pass Through Trust , Series 2013-2, 4.95%, 1/15/2023 1,422,100 1,390,123
American Airlines Pass Through Trust , Series 2015-1, 3.70%, 5/1/2023 390,549 380,159
American Airlines Pass Through Trust , Series 2016-3, 3.75%, 10/15/2025 1,098,548 955,925
American Electric Power Co., Inc., 2.03%, 3/15/2024 600,000 580,608
Atrazeneca Finance LLC, 1.20%, 5/28/2026 500,000 452,165
B&G Foods, Inc., 5.25%, 4/1/2025 750,000 692,343
Baker Hughes Holdings, LLC, 1.23%, 12/15/2023 500,000 485,877
Bank of America Corp., 3.84%, 4/27/2025 250,000 249,301
Boeing Co., 4.88%, 5/1/2025 500,000 498,290
Bunge Ltd. Finance Corp., 2.75%, 5/14/2031 750,000 619,541
Charles Schwab Corp. (The), 4.00%, Perpetual (3MO LIBOR + 231bps)
(a)
900,000 697,347
Continental Airlines Pass Through Trust , Series 2-A, 4.00%, 10/29/2024 1,616,450 1,541,690
DCP Midstream Operating LP, 5.38%, 7/15/2025 450,000 441,503
Discovery Communications LLC, 4.13%, 5/15/2029 500,000 461,080
DISH DBS Corp., 5.88%, 7/15/2022 400,000 400,204
Edison International, 5.38%, 9/15/2069 (3MO LIBOR + 370bps)
(a)
400,000 325,712
Energy Transfer LP, 6.50%, Perpetual (3MO LIBOR + 465bps)
(a)
500,000 445,889
EQT Corp., 6.63%, 2/1/2025 600,000 618,852
Eversource Energy, 4.20%, 6/27/2024 500,000 501,330
Ford Motor Credit Co. LLC, 3.35%, 11/1/2022 364,000 363,781
Ford Motor Credit Co. LLC, 5.13%, 6/16/2025 400,000 382,862
General Motors Financial Co., Inc., 5.00%, 4/9/2027 500,000 490,540
Genworth Holdings, Inc., 3.41%, 11/15/2036 (3MO LIBOR + 200bps)
(a)
2,100,000 983,506
Gulfport Energy Corp., 8.00%, 5/17/2026 500,000 493,710
iHeartCommunications, Inc., 8.38%, 5/1/2027 750,000 600,704
JPMorgan Chase & Co., 4.08%, 4/26/2026 1,250,000 1,238,930
MPLX LP, 4.13%, 3/1/2027 500,000 484,150
Occidental Petroleum Corp., 6.95%, 7/1/2024 600,000 620,063
Plains All American Pipeline LP/ PAA Finance Corp., 3.60%, 11/1/2024 450,000 440,983
Range Resources Corp., 5.00%, 3/15/2023 1,500,000 1,490,933
Range Resources Corp., 4.88%, 5/15/2025 250,000 244,279
Sabine Pass Liquification LLC, 5.75%, 5/15/2024 500,000 510,360
Sierra Pacific Power Co., 3.38%, 8/15/2023 750,000 750,593
Southern California Edison Co., 2.95%, 6/1/2027 445,000 446,802
Targa Resources Corp., 5.20%, 7/1/2027 500,000 502,645
T-Mobile USA, Inc., 3.75%, 4/15/2027 500,000 481,155
United Ailines , Series 2014-1, 4.00%, 4/11/2026 553,987 518,655
United Airlines Class A Pass Through Trust , Series 20-1, 5.88%, 4/15/2029 508,105 500,128
United Airlines Holdings, Inc, 4.88%, 1/15/2025 300,000 278,867
United Airlines Pass Through Trust , Series 2014-2, 4.63%, 9/3/2022 237,799 237,501
VeriSign, Inc., 5.25%, 4/1/2025 250,000 252,683
Verizon Communications Inc., 3.00%, 3/22/2027 450,000 428,044
VMware Inc., 3.90%, 8/21/2027 500,000 480,529

Channel Short Duration Income Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
CORPORATE BONDS — 92.45% - continued
Principal
Amount Fair Value
Wells Fargo & Co., 3.91%, 4/25/2026 $ 750,000 $ 738,325
Welltower, Inc., 2.05%, 1/15/2029 500,000 421,677
TOTAL CORPORATE BONDS - DOMESTIC (Cost $28,522,785) 26,751,037
Corporate Bonds - Foreign — 3.57%
Corporate Bonds - Finland - 1.58%
Nokia Oyj, 4.38%, 6/12/2027 500,000 474,564
Corporate Bonds - Ireland - 1.99%
AerCap Ireland Capital DAC, 3.30%, 1/30/2032 750,000 598,208
TOTAL CORPORATE BONDS - FOREIGN (Cost $1,227,305) 1,072,772
TOTAL CORPORATE BONDS (Cost $29,750,090) 27,823,809
U.S. GOVERNMENT & AGENCIES — 5.75%
Principal
Amount Fair Value
United States Treasury Note, 2.88% , 5/15/2032 1,750,000 1,730,722
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,738,405) 1,730,722
MONEY MARKET FUNDS - 2.76%
Fidelity Investments Money Market Funds, Institutional, 1.21%
(b)
831,118 831,118
TOTAL MONEY MARKET FUNDS (Cost $831,118) 831,118
TOTAL INVESTMENTS — 100.96% (Cost $32,319,613) 30,385,649
Liabilities in Excess of Other Assets — (0.96)% (289,937)
NET ASSETS — 100.00% $ 30,095,712
(a) Variable rate security. The rate shown is the effective interest rate as of June 30, 2022. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of June 30, 2022.